[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08346
MORGAN STANLEY EASTERN EUROPE FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Eastern Europe Fund, Inc.

Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
COMMON STOCKS (99.0%)
(Unless Otherwise Noted)
Hungary (3.4%)
Pharmaceuticals
Gedeon Richter Rt.		3,380	$609
Specialty Retail
Fotex Rt.	(a)	2,331,073	3,602
			4,211
Poland (16.4%)
Commercial Banks
Bank Millennium S.A.		401,901	616
Bank Pekao S.A.		50,247	2,773
Powszechna Kasa Oszczednosci Bank Polski S.A.		388,495	3,753
			7,142
Food Products
Polski Koncern Miesny Duda S.A.	(a)	1,398,780	4,654
Media
Agora S.A.		168,604	3,516
TVN S.A.	(a)	214,996	3,758
			7,274
Multiline Retail
Eurocash SA	(a)	386,799	569
Specialty Retail
Inter Cars S.A.		70,100	572
			20,211
Russia (64.7%)
Beverages
Baltika Brewery		195,864	5,739
Efes Breweries International N.V. GDR	(a)	201,479	7,178
			12,917
Construction Materials
Alpha Cement JSC		399,300	6,788
Distributors
Kalina		130,750	4,436
Kalina ADR	(b)	75,800	2,571
			7,007
Electrical Equipment
Siloviye Mashiny	(a)	140,507,700	8,782
Food & Staples Retailing
Pyaterochka Holding N.V. GDR	(a)(b)	248,471	5,049
Food Products
Wimm-Bill-Dann Foods OJSC ADR	(a)	356,600	6,847
Marine
Far Eastern Shipping Co.	(a)	7,400,000	2,575
Novorossiysk Shipping Co.	(a)	4,490,000	4,670
			7,245
Metals & Mining
Highland Gold Mining Ltd.		921,668	3,592
Peter Hambro Mining plc	(a)	216,389	3,120
			6,712
Oil & Gas
Novatek OAO GDR	(a)	105,715	2,527
Surgutneftegaz ADR		164,933	8,906
Yukos ADR		1,159,600	5,056
			16,489
Wireless Telecommunication Services
Mobile Telesystems ADR	(a)	45,500	1,851
			79,687
Turkey (8.8%)
Beverages
Efes Sinai Yatirim Holding A.S.	(a)	557,951	4,351
Household Durables
Anadolu Cam Sanayii A.S.		673,341	2,600
Industrial Conglomerates
Enka Insaat ve Sanayi A.S.		356,832	3,896
			10,847

1

United States(1.6%)
Food & Staples Retailing
Central European Distribution Corp.	(a)	45,190	1,925
Ukraine (1.8%)
Chemicals
Stirol Concern ADR	(a)	17,585	2,230
Uzbekistan (2.3%)
Metals & Mining
Oxus Gold plc	(a)	2,815,273	2,793
TOTAL COMMON STOCKS
(Cost $98,198)			121,904

		Face
		Amount
		(000)
CORPORATE BOND (1.1%)
Russia (1.1%)
Wireless Telecommunication Services
MCSI Holding Ltd. (Secured Notes) 9.00%, 04/15/07
(Cost $1,363)	(c)	$1,486	1,367
SHORT-TERM INVESTMENT (0.1%)
United States (0.1%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 3.70%,
dated 9/30/05, due 10/3/05
repurchase price $69
(Cost $69)	(d)	69	69
TOTAL INVESTMENTS + (100.2%) (Cost $99,630)			123,340
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)			(185)
NET ASSETS (100%)			$123,155

(a)	Non-income producing security.
(b)	144A Security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Security was valued at fair value — At September 30, 2005, the Fund held a fair valued security at $1,367,000, representing 1.11% of net assets.
(d)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $99,630,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $23,710,000 of which $24,921,000 related to appreciated securities and

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

2

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
TRY	58	$43	10/4/05	USD	43	$43	$—	@

USD	- U.S. Dollar
TRY	- Turkish Lira
@	- Amount is less than $500.

3

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Eastern Europe Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2005